Shareholder Report	12 Months Ended
Apr. 30, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	iShares Inc
Entity Central Index Key	0000930667
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2026
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
C000110325
Shareholder Report [Line Items]
Fund Name	iShares Asia/Pacific Dividend ETF
Trading Symbol	DVYA
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares Asia/Pacific Dividend ETF (the “Fund”) for the period of May 1, 2025 to April 30, 2026
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number	1-800-474-2737
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Asia/Pacific Dividend ETF	$60	0.49%

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	0.49%
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]

Fund performance

Cumulative performance: May 1, 2016 through April 30, 2026

Initial investment of $10,000

Table Summary
	Fund	S&P Developed ex US Broad Market Index (Net)	Dow Jones Asia/Pacific Select Dividend 50 Index (Net)
Apr 16	$10,000	$10,000	$10,000
May 16	$9,695	$9,895	$9,700
Jun 16	$9,916	$9,607	$9,926
Jul 16	$10,817	$10,097	$10,834
Aug 16	$10,854	$10,101	$10,874
Sep 16	$10,962	$10,246	$10,973
Oct 16	$10,832	$10,019	$10,846
Nov 16	$10,808	$9,837	$10,828
Dec 16	$10,812	$10,131	$10,839
Jan 17	$11,241	$10,459	$11,273
Feb 17	$11,549	$10,607	$11,582
Mar 17	$11,715	$10,873	$11,757
Apr 17	$11,613	$11,116	$11,660
May 17	$11,478	$11,513	$11,528
Jun 17	$11,746	$11,535	$11,802
Jul 17	$12,060	$11,883	$12,123
Aug 17	$12,021	$11,881	$12,083
Sep 17	$12,024	$12,180	$12,083
Oct 17	$12,011	$12,395	$12,076
Nov 17	$12,222	$12,535	$12,291
Dec 17	$12,584	$12,778	$12,663
Jan 18	$12,844	$13,371	$12,931
Feb 18	$12,118	$12,749	$12,199
Mar 18	$11,658	$12,543	$11,730
Apr 18	$11,868	$12,836	$11,949
May 18	$11,828	$12,609	$11,911
Jun 18	$11,505	$12,417	$11,592
Jul 18	$11,841	$12,656	$11,936
Aug 18	$11,433	$12,471	$11,523
Sep 18	$11,545	$12,550	$11,634
Oct 18	$10,899	$11,469	$10,986
Nov 18	$11,205	$11,486	$11,298
Dec 18	$10,694	$10,883	$10,787
Jan 19	$11,545	$11,688	$11,650
Feb 19	$11,698	$11,958	$11,806
Mar 19	$11,571	$11,990	$11,671
Apr 19	$11,770	$12,302	$11,880
May 19	$11,641	$11,690	$11,751
Jun 19	$11,969	$12,364	$12,091
Jul 19	$11,849	$12,201	$11,976
Aug 19	$11,457	$11,892	$11,579
Sep 19	$11,906	$12,235	$12,041
Oct 19	$12,159	$12,662	$12,305
Nov 19	$12,114	$12,822	$12,258
Dec 19	$12,248	$13,288	$12,397
Jan 20	$11,932	$12,995	$12,082
Feb 20	$10,758	$11,827	$10,894
Mar 20	$8,026	$10,125	$8,129
Apr 20	$9,121	$10,908	$9,282
May 20	$9,284	$11,422	$9,402
Jun 20	$9,478	$11,810	$9,618
Jul 20	$9,327	$12,165	$9,471
Aug 20	$9,896	$12,830	$10,055
Sep 20	$9,441	$12,539	$9,587
Oct 20	$9,373	$12,090	$9,523
Nov 20	$10,789	$13,933	$10,968
Dec 20	$11,017	$14,694	$11,204
Jan 21	$11,195	$14,572	$11,387
Feb 21	$12,097	$14,934	$12,310
Mar 21	$12,045	$15,269	$12,253
Apr 21	$12,125	$15,768	$12,344
May 21	$12,421	$16,285	$12,652
Jun 21	$12,104	$16,109	$12,335
Jul 21	$11,913	$16,172	$12,124
Aug 21	$11,853	$16,453	$12,103
Sep 21	$11,453	$15,952	$11,730
Oct 21	$11,547	$16,348	$11,746
Nov 21	$10,989	$15,537	$11,217
Dec 21	$11,483	$16,292	$11,698
Jan 22	$11,838	$15,421	$12,007
Feb 22	$11,883	$15,212	$12,108
Mar 22	$11,854	$15,363	$12,186
Apr 22	$11,273	$14,320	$11,611
May 22	$11,524	$14,408	$11,776
Jun 22	$10,629	$12,971	$10,815
Jul 22	$11,191	$13,659	$11,358
Aug 22	$10,775	$13,057	$11,088
Sep 22	$9,538	$11,734	$9,756
Oct 22	$9,323	$12,358	$9,502
Nov 22	$10,835	$13,669	$10,877
Dec 22	$11,239	$13,601	$11,481
Jan 23	$12,017	$14,724	$12,221
Feb 23	$11,415	$14,341	$11,680
Mar 23	$11,394	$14,637	$11,597
Apr 23	$11,457	$14,982	$11,636
May 23	$10,750	$14,410	$10,956
Jun 23	$11,284	$15,047	$11,479
Jul 23	$11,821	$15,589	$12,069
Aug 23	$11,421	$14,975	$11,708
Sep 23	$11,235	$14,436	$11,548
Oct 23	$10,866	$13,767	$11,047
Nov 23	$11,597	$15,107	$11,890
Dec 23	$12,808	$15,978	$13,127
Jan 24	$12,707	$15,926	$13,171
Feb 24	$12,948	$16,225	$13,265
Mar 24	$13,014	$16,772	$13,339
Apr 24	$13,025	$16,319	$13,503
May 24	$13,403	$16,892	$13,695
Jun 24	$12,895	$16,650	$13,253
Jul 24	$13,224	$17,207	$13,539
Aug 24	$13,706	$17,684	$14,112
Sep 24	$14,555	$17,895	$15,075
Oct 24	$13,876	$16,958	$14,269
Nov 24	$14,060	$16,973	$14,397
Dec 24	$13,575	$16,497	$13,984
Jan 25	$13,646	$17,272	$14,126
Feb 25	$13,535	$17,495	$13,889
Mar 25	$13,625	$17,412	$13,952
Apr 25	$13,878	$18,242	$14,312
May 25	$14,286	$19,152	$14,704
Jun 25	$14,952	$19,766	$15,352
Jul 25	$15,469	$19,622	$16,009
Aug 25	$16,429	$20,460	$16,948
Sep 25	$16,534	$20,958	$17,061
Oct 25	$17,002	$21,311	$17,527
Nov 25	$17,275	$21,462	$17,794
Dec 25	$17,670	$22,165	$18,241
Jan 26	$19,253	$23,526	$20,010
Feb 26	$20,598	$24,940	$21,344
Mar 26	$19,323	$22,173	$19,655
Apr 26	$20,097	$24,246	$20,597

See “Average annual total returns” for additional information on fund performance.

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
AssetsNet	$ 70,128,315
Holdings Count | Holding	54
Advisory Fees Paid, Amount	$ 262,035
InvestmentCompanyPortfolioTurnover	47.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Table Summary
Net Assets...
$70,128,315
Number of Portfolio Holdings...
54
Net Investment Advisory Fees...
$262,035
Portfolio Turnover Rate...
47%

C000110341
Shareholder Report [Line Items]
Fund Name	iShares Emerging Markets Dividend ETF
Trading Symbol	DVYE
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares Emerging Markets Dividend ETF (the “Fund”) for the period of May 1, 2025 to April 30, 2026
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number	1-800-474-2737
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Emerging Markets Dividend ETF	$58	0.49%

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	0.49%
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]

Fund performance

Cumulative performance: May 1, 2016 through April 30, 2026

Initial investment of $10,000

Table Summary
	Fund	S&P Emerging Broad Market Index (Net)	Dow Jones Emerging Markets Select Dividend Index (Net)
Apr 16	$10,000	$10,000	$10,000
May 16	$9,333	$9,676	$9,342
Jun 16	$9,986	$10,049	$9,996
Jul 16	$10,757	$10,527	$10,780
Aug 16	$10,769	$10,802	$10,801
Sep 16	$10,926	$10,924	$10,966
Oct 16	$11,086	$11,021	$11,134
Nov 16	$10,613	$10,498	$10,666
Dec 16	$10,771	$10,521	$10,819
Jan 17	$11,400	$11,060	$11,459
Feb 17	$12,047	$11,442	$12,097
Mar 17	$12,263	$11,685	$12,317
Apr 17	$12,322	$11,947	$12,371
May 17	$12,575	$12,144	$12,624
Jun 17	$12,514	$12,260	$12,556
Jul 17	$12,969	$13,004	$13,021
Aug 17	$13,398	$13,395	$13,465
Sep 17	$13,224	$13,319	$13,294
Oct 17	$13,291	$13,665	$13,366
Nov 17	$13,150	$13,701	$13,232
Dec 17	$13,541	$14,224	$13,632
Jan 18	$14,599	$15,445	$14,704
Feb 18	$14,246	$14,808	$14,344
Mar 18	$13,947	$14,415	$14,063
Apr 18	$13,616	$14,310	$13,722
May 18	$13,382	$13,894	$13,493
Jun 18	$13,010	$13,346	$13,112
Jul 18	$13,504	$13,706	$13,583
Aug 18	$13,139	$13,221	$13,228
Sep 18	$13,198	$13,038	$13,262
Oct 18	$12,739	$12,045	$12,805
Nov 18	$13,097	$12,600	$13,159
Dec 18	$12,807	$12,260	$12,855
Jan 19	$14,160	$13,212	$14,232
Feb 19	$13,965	$13,309	$14,049
Mar 19	$13,823	$13,538	$13,926
Apr 19	$13,981	$13,825	$14,092
May 19	$13,517	$13,002	$13,625
Jun 19	$14,297	$13,719	$14,415
Jul 19	$14,234	$13,627	$14,358
Aug 19	$13,371	$13,010	$13,492
Sep 19	$13,447	$13,187	$13,571
Oct 19	$13,745	$13,705	$13,878
Nov 19	$13,860	$13,724	$14,001
Dec 19	$14,733	$14,646	$14,883
Jan 20	$14,089	$14,015	$14,245
Feb 20	$12,890	$13,295	$13,035
Mar 20	$10,482	$11,037	$10,598
Apr 20	$11,402	$12,090	$11,564
May 20	$11,663	$12,240	$11,797
Jun 20	$11,754	$13,161	$11,889
Jul 20	$11,988	$14,262	$12,116
Aug 20	$11,913	$14,645	$12,042
Sep 20	$11,451	$14,321	$11,570
Oct 20	$11,382	$14,612	$11,508
Nov 20	$13,246	$15,904	$13,394
Dec 20	$14,374	$16,870	$14,546
Jan 21	$14,196	$17,352	$14,365
Feb 21	$14,796	$17,612	$15,007
Mar 21	$15,197	$17,335	$15,401
Apr 21	$15,451	$17,839	$15,663
May 21	$15,821	$18,109	$16,054
Jun 21	$15,620	$18,375	$15,830
Jul 21	$15,391	$17,265	$15,651
Aug 21	$15,979	$17,767	$16,267
Sep 21	$15,974	$17,208	$16,299
Oct 21	$15,905	$17,377	$16,178
Nov 21	$15,180	$16,763	$15,447
Dec 21	$15,956	$17,028	$16,235
Jan 22	$16,027	$16,866	$16,210
Feb 22	$14,109	$16,287	$15,052
Mar 22	$13,612	$15,912	$13,870
Apr 22	$12,795	$15,050	$13,090
May 22	$12,790	$15,051	$13,069
Jun 22	$11,348	$14,257	$11,543
Jul 22	$11,007	$14,186	$11,371
Aug 22	$10,973	$14,389	$11,342
Sep 22	$10,051	$12,913	$10,065
Oct 22	$10,117	$12,455	$10,149
Nov 22	$11,141	$14,105	$11,132
Dec 22	$11,053	$13,952	$11,132
Jan 23	$11,833	$14,879	$11,879
Feb 23	$11,179	$14,049	$11,246
Mar 23	$11,258	$14,348	$11,330
Apr 23	$11,515	$14,273	$11,570
May 23	$10,962	$13,978	$11,038
Jun 23	$11,617	$14,571	$11,689
Jul 23	$12,279	$15,455	$12,374
Aug 23	$11,595	$14,666	$11,736
Sep 23	$11,639	$14,389	$11,810
Oct 23	$11,451	$13,877	$11,438
Nov 23	$12,429	$14,873	$12,373
Dec 23	$13,336	$15,411	$13,331
Jan 24	$13,010	$14,876	$13,021
Feb 24	$13,214	$15,496	$13,223
Mar 24	$13,183	$15,694	$13,231
Apr 24	$13,679	$15,978	$13,813
May 24	$14,384	$16,161	$14,482
Jun 24	$14,108	$16,633	$14,250
Jul 24	$13,977	$16,714	$14,106
Aug 24	$14,304	$17,045	$14,449
Sep 24	$15,232	$18,356	$15,420
Oct 24	$14,807	$17,661	$14,752
Nov 24	$14,464	$17,169	$14,368
Dec 24	$14,513	$17,199	$14,452
Jan 25	$14,820	$17,249	$14,750
Feb 25	$14,740	$17,240	$14,665
Mar 25	$15,329	$17,348	$15,223
Apr 25	$15,225	$17,495	$15,153
May 25	$15,915	$18,264	$15,847
Jun 25	$16,471	$19,129	$16,335
Jul 25	$16,519	$19,428	$16,470
Aug 25	$17,151	$19,905	$17,031
Sep 25	$17,404	$20,993	$17,307
Oct 25	$17,858	$21,349	$17,777
Nov 25	$18,213	$20,987	$18,119
Dec 25	$18,530	$21,324	$18,503
Jan 26	$20,172	$22,495	$20,234
Feb 26	$20,910	$23,049	$20,902
Mar 26	$20,477	$20,708	$20,331
Apr 26	$20,825	$22,885	$20,754

See “Average annual total returns” for additional information on fund performance.

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
AssetsNet	$ 1,305,952,719
Holdings Count | Holding	109
Advisory Fees Paid, Amount	$ 4,941,866
InvestmentCompanyPortfolioTurnover	55.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Table Summary
Net Assets...
$1,305,952,719
Number of Portfolio Holdings...
109
Net Investment Advisory Fees...
$4,941,866
Portfolio Turnover Rate...
55%